Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share Schedule of Equity-based Compensation Expense (Details) (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended
	Sep. 29, 2013 2007 Stock Incentive Plan	Dec. 30, 2012 2007 Stock Incentive Plan	Dec. 25, 2011 2007 Stock Incentive Plan	Aug. 02, 2013 Omnibus Plan 2013 [Member]	Sep. 29, 2013 Omnibus Plan 2013 [Member] Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Exercisable, Ending Balance	156,848	186,781
Weighted Average Exercise Price, Exercisable, Ending Balance	$ 9.20	$ 9.00
Weighted Average Fair Value at Grant Date, Exercisable, Ending Balance	$ 4.06	$ 4.04
Weighted Average Remaining Life, Exercisable, Ending Balance	4 years 9 months 18 days	5 years 2 months 9 days
Aggregate Intrinsic Value, Exercisable, Ending Balance	$ 2,645	$ 3,407
Number of Shares, Outstanding, Beginning balance	436,486	463,887
Number of Shares, Granted		42,207		155,575
Number of Shares, Exercised	(43,053)	(11,104)
Number of Shares, Forfeitures	(30,918)	(58,504)
Number of Shares, Outstanding, Ending Balance	362,515	436,486	463,887
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 9.99	$ 9.28
Weighted Average Exercise Price, Granted		$ 16.98
Weighted Average Exercise Price, Exercised	$ 8.94	$ 8.62
Weighted Average Exercise Price, Forfeitures	$ 10.61	$ 9.82
Weighted Average Exercise Price, Outstanding, Ending balance	$ 10.06	$ 9.99	$ 9.28
Weighted Average Fair Value at Grant Date, Outstanding, Beginning balance	$ 3.97	$ 3.98
Weighted Average Fair Value at Grant Date, Granted		$ 4.07
Weighted Average Fair Value at Grant Date, Exercised	$ 4.98	$ 3.99
Weighted Average Fair value at Grant Date, Forfeitures	$ 6.93	$ 3.47
Weighted Average Fair Value at Grant Date, Outstanding, Ending balance	$ 5.89	$ 3.97	$ 3.98
Weighted Average Remaining Life	5 years 6 months 29 days	6 years 2 months 19 days	6 years 11 months 27 days		6 years 7 months 17 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	1,642	939
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 5,803	$ 1,642	$ 939
Aggregate Intrinsic Value, Oustanding, Ending Balance					$ 43,777